Small Company Growth Portfolio
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communication Services - 0.7%
Cargurus, Inc.(a)	1,019	$23,519
Cars.com, Inc.(a)	355	6,099
IMAX Corp.(a)	855	13,825
Lions Gate Entertainment Corp. - Class A(a)	1,019	10,139
Lions Gate Entertainment Corp. - Class B(a)	1,063	9,897
MediaAlpha, Inc. - Class A(a)	196	3,993
PubMatic, Inc. - Class A(a)	106	2,514
Shutterstock, Inc.	515	23,592
The EW Scripps Co. - Class A(a)	240	943
Vimeo, Inc.(a)	2,139	8,749
Vivid Seats, Inc. - Class A(a)	11,965	71,670
Yelp, Inc.(a)	583	22,970
		197,910

Consumer Discretionary - 11.4%
Abercrombie & Fitch Co. - Class A(a)	303	37,975
Academy Sports & Outdoors, Inc.	610	41,199
American Eagle Outfitters, Inc.	2,192	56,532
America's Car-Mart, Inc.(a)	1,412	90,184
Boot Barn Holdings, Inc.(a)	3,169	301,530
Brinker International, Inc.(a)	100	4,968
Carvana Co.(a)	515	45,274
Cavco Industries, Inc.(a)	11	4,390
Coursera, Inc.(a)	1,157	16,221
Dillard's, Inc. - Class A	7	3,301
Dine Brands Global, Inc.	64	2,975
Figs, Inc. - Class A(a)	1,722	8,576
Frontdoor, Inc.(a)	1,207	39,324
Green Brick Partners, Inc.(a)	684	41,197
Hibbett, Inc.	345	26,499
Hilton Grand Vacations, Inc.(a)	746	35,219
Inspired Entertainment, Inc.(a)	207	2,041
Installed Building Products, Inc.	324	83,829
KB Home	29	2,056
Laureate Education, Inc.	1,748	25,468
Light & Wonder, Inc. - Class A(a)	175	17,866
M/I Homes, Inc.(a)	33	4,498
Marine Products Corp.	205	2,409
Murphy USA, Inc.	12	5,030
National Vision Holdings, Inc.(a)	100	2,216
OneSpaWorld Holdings Ltd.(a)	20,436	270,368
Perdoceo Education Corp.	376	6,603
Portillo's, Inc. - Class A(a)	9,675	137,192
Potbelly Corp.(a)	1,773	21,471
Revolve Group, Inc.(a)	214	4,530
Shake Shack, Inc. - Class A(a)	263	27,360
Skyline Champion Corp.(a)	3,367	286,229
Steven Madden Ltd.	4,873	206,030
Stitch Fix, Inc. - Class A(a)	2,514	6,637
Stride, Inc.(a)	1,053	66,392
Texas Roadhouse, Inc.	3,023	466,962
The Buckle, Inc.	1,114	44,861
The Cheesecake Factory, Inc.	863	31,197
The Lovesac Co.(a)	5,337	120,616
TopBuild Corp.(a)	709	312,477
Tri Pointe Homes, Inc.(a)	149	5,760
Upbound Group, Inc.	62	2,183
Urban Outfitters, Inc.(a)	850	36,907
Visteon Corp.(a)	223	26,227
Wolverine World Wide, Inc.	252	2,825
XPEL, Inc.(a)	39	2,107
Xponential Fitness, Inc. - Class A(a)	1,783	29,491
		3,015,202

Consumer Staples - 5.9%
BellRing Brands, Inc.(a)	131	7,733
Cal-Maine Foods, Inc.	365	21,480
Celsius Holdings, Inc.(a)	102	8,458
Coca-Cola Consolidated, Inc.	11	9,311
Coty, Inc. - Class A(a)	13,138	157,130
elf Beauty, Inc.(a)	1,801	353,050
Grocery Outlet Holding Corp.(a)	9,020	259,596
Inter Parfums, Inc.	255	35,830
J & J Snack Foods Corp.	890	128,658
Lancaster Colony Corp.	43	8,928
PriceSmart, Inc.	379	31,836
Sprouts Farmers Market, Inc.(a)	1,724	111,164
SunOpta, Inc.(a)	21,046	144,586
The Chefs' Warehouse, Inc.(a)	3,914	147,401
The Honest Co., Inc.(a)	2,726	11,040
The Vita Coco Co., Inc.(a)	4,368	106,710
Vital Farms, Inc.(a)	1,735	40,339
		1,583,250

Energy - 5.7%
Archrock, Inc.	1,494	29,387
ChampionX Corp.	781	28,030
Dorian LPG Ltd.	1,229	47,267
Dril-Quip, Inc.(a)	7,005	157,823
Equitrans Midstream Corp.	4,512	56,355
Excelerate Energy, Inc. - Class A	13,030	208,741
Golar LNG Ltd.	369	8,878
Liberty Energy, Inc.	1,653	34,250
Magnolia Oil & Gas Corp. - Class A	9,540	247,563
Noble Corp. PLC	596	28,900
Oceaneering International, Inc.(a)	1,237	28,946
Patterson-UTI Energy, Inc.	802	9,576
Permian Resources Corp.	30,980	547,106
REX American Resources Corp.(a)	239	14,032
US Silica Holdings, Inc.(a)	549	6,813
Weatherford International PLC(a)	450	51,940
		1,505,607

Financials - 7.4%
Artisan Partners Asset Management, Inc. - Class A	1,823	83,439
AvidXchange Holdings, Inc.(a)	214	2,814
Axos Financial, Inc.(a)	35	1,891
BayCom Corp.	47	969
Cadence Bank	8,488	246,152
Coastal Financial Corp.(a)	57	2,216
Diamond Hill Investment Group, Inc.	20	3,083
eHealth, Inc.(a)	1,177	7,097
First BanCorp/Puerto Rico	210	3,683
First Financial Bankshares, Inc.	871	28,578
FirstCash Holdings, Inc.	163	20,789
Flywire Corp.(a)	246	6,103
Hamilton Lane, Inc. - Class A	729	82,202
HCI Group, Inc.	343	39,815
Home BancShares, Inc.	11,107	272,899
HomeTrust Bancshares, Inc.	209	5,714
I3 Verticals, Inc. - Class A(a)	6,138	140,499
LendingTree, Inc.(a)	278	11,771
Marqeta, Inc. - Class A(a)	4,476	26,677
NMI Holdings, Inc. - Class A(a)	884	28,589
Pagseguro Digital Ltd. - Class A(a)	2,394	34,186
Palomar Holdings, Inc.(a)	410	34,370
Patria Investments Ltd. - Class A	4,833	71,722
Repay Holdings Corp.(a)	19,180	210,980
Selective Insurance Group, Inc.	545	59,498
StepStone Group, Inc. - Class A	935	33,417
StoneCo Ltd. - Class A(a)	5,365	89,113
Texas Capital Bancshares, Inc.(a)	1,829	112,575
The Bancorp, Inc.(a)	392	13,116
Triumph Financial, Inc.(a)	2,693	213,609
Trupanion, Inc.(a)(b)	476	13,142
Universal Insurance Holdings, Inc.	744	15,118
Virtus Investment Partners, Inc.	84	20,830
World Acceptance Corp.(a)	35	5,074
		1,941,730

Health Care - 26.1%(c)
4D Molecular Therapeutics, Inc.(a)	82	2,613
ACADIA Pharmaceuticals, Inc.(a)	1,658	30,656
Accolade, Inc.(a)	1,051	11,014
AdaptHealth Corp.(a)	419	4,823
Adaptive Biotechnologies Corp.(a)	597	1,916
Addus HomeCare Corp.(a)	212	21,908
Agenus, Inc.(a)	4,822	2,797
Akero Therapeutics, Inc.(a)	255	6,441
Aldeyra Therapeutics, Inc.(a)	926	3,028
Alignment Healthcare, Inc.(a)	381	1,890
Alkermes PLC(a)	2,925	79,180
Amicus Therapeutics, Inc.(a)	3,633	42,797
Amphastar Pharmaceuticals, Inc.(a)	194	8,519
Anavex Life Sciences Corp.(a)(b)	646	3,288
ANI Pharmaceuticals, Inc.(a)	2,349	162,386
Apollo Medical Holdings, Inc.(a)	74	3,107
Arcus Biosciences, Inc.(a)	114	2,152
Arcutis Biotherapeutics, Inc.(a)	996	9,870
Arvinas, Inc.(a)	837	34,551
AtriCure, Inc.(a)(b)	969	29,477
Axonics, Inc.(a)	73	5,035
Beam Therapeutics, Inc.(a)	506	16,718
BioCryst Pharmaceuticals, Inc.(a)	2,408	12,233
BioLife Solutions, Inc.(a)	11,034	204,681
Bluebird Bio, Inc.(a)	30,942	39,606
Blueprint Medicines Corp.(a)	573	54,355
Bridgebio Pharma, Inc.(a)	260	8,039
Caribou Biosciences, Inc.(a)	12,769	65,633
Castle Biosciences, Inc.(a)	6,364	140,963
Catalyst Pharmaceuticals, Inc.(a)	2,879	45,891
Celldex Therapeutics, Inc.(a)	220	9,233
Cerus Corp.(a)	3,444	6,509
Chemed Corp.	493	316,472
Codexis, Inc.(a)	591	2,063
Coherus Biosciences, Inc.(a)	1,851	4,424
Collegium Pharmaceutical, Inc.(a)	752	29,193
CONMED Corp.	2,231	178,658
Corcept Therapeutics, Inc.(a)	713	17,960
CryoPort, Inc.(a)	9,249	163,707
Cytokinetics, Inc.(a)	601	42,136
CytoSorbents Corp.(a)	12,848	12,206
Deciphera Pharmaceuticals, Inc.(a)	507	7,975
Denali Therapeutics, Inc.(a)	1,668	34,227
Edgewise Therapeutics, Inc.(a)(b)	6,932	126,440
Embecta Corp.	236	3,132
Evolus, Inc.(a)	577	8,078
Guardant Health, Inc.(a)	360	7,427
Haemonetics Corp.(a)	712	60,769
Halozyme Therapeutics, Inc.(a)	2,520	102,514
Harmony Biosciences Holdings, Inc.(a)	497	16,689
Harvard Bioscience, Inc.(a)	45,571	193,221
Health Catalyst, Inc.(a)	18,406	138,597
HealthEquity, Inc.(a)	230	18,775
Heron Therapeutics, Inc.(a)	2,116	5,861
Hims & Hers Health, Inc.(a)	1,019	15,764
Immunovant, Inc.(a)	406	13,118
Innoviva, Inc.(a)	1,081	16,474
Intellia Therapeutics, Inc.(a)	566	15,571
Intra-Cellular Therapies, Inc.(a)	510	35,292
iRadimed Corp.	237	10,426
iRhythm Technologies, Inc.(a)	99	11,484
Ironwood Pharmaceuticals, Inc.(a)	1,338	11,654
Kiniksa Pharmaceuticals Ltd. - Class A(a)	7,677	151,467
Krystal Biotech, Inc.(a)	388	69,037
Kymera Therapeutics, Inc.(a)	81	3,256
Lantheus Holdings, Inc.(a)	679	42,261
LeMaitre Vascular, Inc.	6,506	431,739
Medpace Holdings, Inc.(a)	1,214	490,639
MeiraGTx Holdings PLC(a)	513	3,114
Mesa Laboratories, Inc.	1,625	178,311
Mirum Pharmaceuticals, Inc.(a)	179	4,496
MoonLake Immunotherapeutics(a)	2,206	110,807
Morphic Holding, Inc.(a)	123	4,330
Neogen Corp.(a)	4,091	64,556
NeoGenomics, Inc.(a)	835	13,126
Nurix Therapeutics, Inc.(a)	365	5,366
Option Care Health, Inc.(a)	8,980	301,189
OrthoPediatrics Corp.(a)	6,087	177,497
Outset Medical, Inc.(a)	695	1,543
Pacific Biosciences of California, Inc.(a)	611	2,291
Pacira BioSciences, Inc.(a)	518	15,136
PetIQ, Inc.(a)	228	4,168
Phibro Animal Health Corp. - Class A	154	1,991
Phreesia, Inc.(a)	322	7,705
Pliant Therapeutics, Inc.(a)	4,894	72,921
Privia Health Group, Inc.(a)	784	15,359
Progyny, Inc.(a)	1,113	42,461
Protagonist Therapeutics, Inc.(a)	879	25,429
Prothena Corp. PLC(a)	2,048	50,729
PTC Therapeutics, Inc.(a)	295	8,582
Quanterix Corp.(a)	7,293	171,823
RadNet, Inc.(a)	236	11,484
RAPT Therapeutics, Inc.(a)	355	3,188
Relay Therapeutics, Inc.(a)	194	1,610
Repligen Corp.(a)	1,585	291,513
Revance Therapeutics, Inc.(a)	505	2,485
REVOLUTION Medicines, Inc.(a)	374	12,054
Rhythm Pharmaceuticals, Inc.(a)	21	910
Rigel Pharmaceuticals, Inc.(a)	6,016	8,904
Rocket Pharmaceuticals, Inc.(a)	545	14,682
Sage Therapeutics, Inc.(a)	456	8,545
Schrodinger, Inc.(a)	450	12,150
Select Medical Holdings Corp.	54	1,628
SI-BONE, Inc.(a)	10,703	175,208
Simulations Plus, Inc.	6,135	252,455
SpringWorks Therapeutics, Inc.(a)	457	22,494
STAAR Surgical Co.(a)	65	2,488
Stoke Therapeutics, Inc.(a)(b)	10,247	138,335
Surgery Partners, Inc.(a)	635	18,942
Syndax Pharmaceuticals, Inc.(a)	3,608	85,870
TG Therapeutics, Inc.(a)	1,881	28,610
The Ensign Group, Inc.	402	50,017
The Joint Corp.(a)	333	4,349
TransMedics Group, Inc.(a)	309	22,847
Utah Medical Products, Inc.	75	5,333
Veracyte, Inc.(a)	3,958	87,709
Vericel Corp.(a)	4,178	217,340
Viking Therapeutics, Inc.(a)	478	39,196
Vir Biotechnology, Inc.(a)	198	2,006
Xencor, Inc.(a)	638	14,119
Xenon Pharmaceuticals, Inc.(a)	2,786	119,937
Zentalis Pharmaceuticals, Inc.(a)	579	9,125
Zymeworks, Inc.(a)	6,297	66,244
		6,894,722

Industrials - 18.5%
AAON, Inc.	484	42,640
ACV Auctions, Inc. - Class A(a)	1,604	30,107
AeroVironment, Inc.(a)	87	13,335
AerSale Corp.(a)	14,760	105,977
Alamo Group, Inc.	179	40,871
Allegiant Travel Co.	14	1,053
Alta Equipment Group, Inc.	14,079	182,323
American Woodmark Corp.(a)	119	12,098
Apogee Enterprises, Inc.	498	29,482
Applied Industrial Technologies, Inc.	607	119,913
Aris Water Solutions, Inc. - Class A	12,673	179,323
Array Technologies, Inc.(a)	1,341	19,994
Atkore, Inc.	544	103,556
Barrett Business Services, Inc.	252	31,933
Beacon Roofing Supply, Inc.(a)	701	68,712
Bloom Energy Corp. - Class A(a)(b)	196	2,203
Casella Waste Systems, Inc. - Class A(a)	3,550	350,989
Chart Industries, Inc.(a)	123	20,261
Cimpress PLC(a)	87	7,700
Columbus McKinnon Corp.	5,226	233,236
Comfort Systems USA, Inc.	473	150,277
Construction Partners, Inc. - Class A(a)	448	25,155
CSW Industrials, Inc.	31	7,273
Dycom Industries, Inc.(a)	202	28,993
EMCOR Group, Inc.	117	40,973
Enerpac Tool Group Corp.	521	18,579
ESCO Technologies, Inc.	65	6,958
ExlService Holdings, Inc.(a)	2,495	79,341
Federal Signal Corp.	2,613	221,765
Fluor Corp.(a)	922	38,982
FuelCell Energy, Inc.(a)(b)	1,752	2,085
GMS, Inc.(a)	522	50,811
Granite Construction, Inc.	273	15,596
Healthcare Services Group, Inc.(a)	967	12,068
Huron Consulting Group, Inc.(a)	408	39,421
Janus International Group, Inc.(a)	2,881	43,590
John Bean Technologies Corp.	31	3,252
Kadant, Inc.	6	1,969
Karat Packaging, Inc.	515	14,734
Limbach Holdings, Inc.(a)	170	7,041
Masonite International Corp.(a)	114	14,985
Maximus, Inc.	61	5,118
Mayville Engineering Co., Inc.(a)	10,817	155,008
McGrath RentCorp	264	32,570
Montrose Environmental Group, Inc.(a)	103	4,035
MSA Safety, Inc.	477	92,342
Mueller Industries, Inc.	374	20,170
Mueller Water Products, Inc. - Class A	4,715	75,864
MYR Group, Inc.(a)	169	29,871
Parsons Corp.(a)	202	16,756
Primoris Services Corp.	71	3,022
Saia, Inc.(a)	570	333,450
Shoals Technologies Group, Inc. - Class A(a)	256	2,862
Simpson Manufacturing Co., Inc.	549	112,644
SiteOne Landscape Supply, Inc.(a)	1,735	302,844
Sterling Infrastructure, Inc.(a)	400	44,124
Sun Country Airlines Holdings, Inc.(a)	1,027	15,497
Tennant Co.	121	14,715
Terex Corp.	912	58,733
Tetra Tech, Inc.	74	13,669
The AZEK Co., Inc.(a)	7,122	357,666
The Brink's Co.	135	12,471
TPI Composites, Inc.(a)	1,739	5,060
TriNet Group, Inc.	482	63,860
Trinity Industries, Inc.	962	26,792
UFP Industries, Inc.	354	43,546
Upwork, Inc.(a)	3,175	38,926
Viad Corp.(a)	1,807	71,358
Vicor Corp.(a)	89	3,403
Wabash National Corp.	567	16,976
Watts Water Technologies, Inc. - Class A	111	23,593
WillScot Mobile Mini Holdings Corp.(a)	3,919	182,234
WNS Holdings Ltd.(a)	5,521	278,977
Zurn Elkay Water Solutions Corp.	589	19,714
		4,897,424

Information Technology - 19.5%
8x8, Inc.(a)	1,000	2,700
908 Devices, Inc.(a)	10,284	77,644
ACI Worldwide, Inc.(a)	910	30,221
ACM Research, Inc. - Class A(a)	853	24,856
Advanced Energy Industries, Inc.	54	5,507
Agilysys, Inc.(a)	364	30,671
Alarm.com Holdings, Inc.(a)	452	32,756
Altair Engineering, Inc. - Class A(a)	107	9,218
Amplitude, Inc. - Class A(a)	771	8,388
Appfolio, Inc. - Class A(a)	1,263	311,633
Appian Corp. - Class A(a)	967	38,632
Arlo Technologies, Inc.(a)	661	8,362
Arteris, Inc.(a)	17,885	130,918
Asana, Inc. - Class A(a)(b)	480	7,435
Axcelis Technologies, Inc.(a)	564	62,897
Badger Meter, Inc.	414	66,989
Bel Fuse, Inc. - Class B	2,648	159,701
BlackLine, Inc.(a)	774	49,985
C3.ai, Inc. - Class A(a)(b)	606	16,404
CEVA, Inc.(a)	6,848	155,518
CommVault Systems, Inc.(a)	413	41,891
DigitalOcean Holdings, Inc.(a)	1,382	52,765
DoubleVerify Holdings, Inc.(a)	7,325	257,547
Endava PLC - ADR(a)	2,128	80,949
ePlus, Inc.(a)	74	5,812
Everbridge, Inc.(a)	149	5,190
Fabrinet(a)	346	65,401
FARO Technologies, Inc.(a)	2,771	59,604
Fastly, Inc. - Class A(a)	675	8,755
Guidewire Software, Inc.(a)	2,425	283,022
indie Semiconductor, Inc. - Class A(a)	12,156	86,064
Infinera Corp.(a)	895	5,397
Insight Enterprises, Inc.(a)	91	16,882
InterDigital, Inc.	628	66,857
Itron, Inc.(a)	383	35,435
Lattice Semiconductor Corp.(a)	39	3,051
LivePerson, Inc.(a)(b)	1,912	1,907
Model N, Inc.(a)	4,916	139,959
N-able, Inc.(a)	1,076	14,063
Napco Security Technologies, Inc.	908	36,465
OneSpan, Inc.(a)	1,551	18,038
Onto Innovation, Inc.(a)	72	13,038
OSI Systems, Inc.(a)	63	8,998
PagerDuty, Inc.(a)	415	9,412
PDF Solutions, Inc.(a)	7,644	257,373
Pegasystems, Inc.	5,040	325,786
Photronics, Inc.(a)	623	17,643
PROS Holdings, Inc.(a)	5,083	184,665
Q2 Holdings, Inc.(a)	413	21,707
Qualys, Inc.(a)	2,385	397,986
Radware Ltd.(a)	3,829	71,679
Rambus, Inc.(a)	541	33,439
Rapid7, Inc.(a)	984	48,255
Sapiens International Corp. NV	1,229	39,525
Silicon Laboratories, Inc.(a)	890	127,911
SMART Global Holdings, Inc.(a)	1,107	29,136
SoundThinking, Inc.(a)	3,097	49,180
Sprout Social, Inc. - Class A(a)	545	32,542
SPS Commerce, Inc.(a)	322	59,538
Super Micro Computer, Inc.(a)	306	309,069
Tenable Holdings, Inc.(a)	1,406	69,499
The Hackett Group, Inc.	1,132	27,508
Varonis Systems, Inc.(a)	218	10,283
Veeco Instruments, Inc.(a)	5,605	197,128
Verint Systems, Inc.(a)	435	14,420
Workiva, Inc.(a)	3,031	257,029
Yext, Inc.(a)	2,425	14,623
Zuora, Inc. - Class A(a)	2,242	20,447
		5,163,308

Materials - 2.1%
Arcadium Lithium PLC(a)	4,417	19,038
Century Aluminum Co.(a)	904	13,913
Commercial Metals Co.	359	21,098
Constellium SE(a)	448	9,905
Ferroglobe Representation & Warranty Insurance Trust(a)(d)	840	0
Hawkins, Inc.	447	34,330
Ingevity Corp.(a)	77	3,673
Innospec, Inc.	39	5,029
Materion Corp.	1,722	226,873
Myers Industries, Inc.	582	13,485
Quaker Chemical Corp.	859	176,309
Ryerson Holding Corp.	244	8,174
Sylvamo Corp.	362	22,350
		554,177

Real Estate - 0.3%
DigitalBridge Group, Inc.	3,259	62,801
Redfin Corp.(a)	2,215	14,730
RMR Group, Inc. - Class A	448	10,752
		88,283

Utilities - 0.3%
Brookfield Infrastructure Corp. - Class A	561	20,218
Otter Tail Corp.	513	44,323
		64,541
TOTAL COMMON STOCKS (Cost $19,488,402)		25,906,154

REAL ESTATE INVESTMENT TRUSTS - 0.3%	Shares	Value
Alexander's, Inc.	68	14,766
Essential Properties Realty Trust, Inc.	709	18,901
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	454	12,894
Outfront Media, Inc.	1,658	27,837
Ryman Hospitality Properties, Inc.	54	6,243
UMH Properties, Inc.	169	2,745
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $72,454)		83,386

TOTAL INVESTMENTS - 98.2% (Cost $19,560,856)		$25,989,540
Money Market Deposit Account - 1.8%(e)(f)		473,110
Other Assets in Excess of Liabilities - 0.0%(f)		12,384
TOTAL NET ASSETS - 100.0%		$26,475,034

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $250,006 which represented 0.9% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 5.28%.

(f)	Represents less than 0.05% of net assets.

SMALL COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

1. Securities Valuation

 Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2024, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2024:

Small Company Growth Portfolio
	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	25,906,154	–	0	(a)	25,906,154
Real Estate Investment Trusts	83,386	–	–		83,386
Total Assets	25,989,540	–	0	(a)	25,989,540

Refer to the Schedule of Investments for industry classifications.

(a)	Amount is less than $0.50.

Refer to the Portfolio’s Schedule of Investments for a listing of the securities by industry or sector type. Small Company Growth Portfolio held a common stock that was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 as of March 31, 2024. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.